De-Spac Transaction - Schedule of Reconciles the Elements of Fair Value (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair value of identifiable net assets of MBSC
Marketable securities held in Trust Account		$ 10,485
Prepaid expenses and deposits		8
Accounts payable and accrued liabilities		(16,262)
Warrant liability		(17,960)
Other liability		(5,369)
Deferred underwriting fee		(13,422)
Taxes payable		(1,063)
Fair value of identifiable net assets of MBSC		(43,583)
Total listing expense		106,542
Class B Common Shares [Member]
Total fair value of consideration deemed to have been issued by Greenfire:
MBSC Class common shares		53,454
Class A Common Shares [Member]
Total fair value of consideration deemed to have been issued by Greenfire:
MBSC Class common shares		$ 9,505